Goodwill, Software and Other Intangible Assets - Schedule of Components of Finite-lived Software and Other Intangible Assets (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 1,961	$ 1,969
Intangible assets under development [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 620	$ 515